Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Accounts receivable, including other current assets	$ (171,342)	$ (16,020)	$ 14,603
Pool receivables from affiliates	56,549	(40,999)	16,193
Due from affiliates	38,966	9,440	17,562
Increase (Decrease) in Inventories	(28,628)	(15,564)	8,322
Prepaid expenses	119	57	445
Accounts payable and accrued liabilities	83,244	9,778	(13,996)
Due to affiliates	(16,431)	(1,147)	(32,641)
Increase (Decrease) in Deferred Revenue	7,485	(557)	(3,898)
Other	(394)	60	0
Change in operating assets and liabilities	$ (30,432)	$ (54,952)	$ 6,590